Form 24F-2

                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1. 	Name and address of issuer:   AMT Capital Fund, Inc.
                             					600 Fifth Avenue, 26th Floor
                             					New York, NY  10020

2.	Name of each series or class of funds for which this notice is filed:
  	HLM International Equity Portfolio
  	U.S. Selected Growth Portfolio

3.	Investment Company Act File Number: 811-7928

  	Securities Act File Number: 33-66840

4.	Last day of fiscal year for which this notice is filed: 10/31/96

5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: $0

8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  $0

9.	Number and aggregate sale price of securities sold during the fiscal year:
   HLM International Equity Portfolio	  14,950,392     $174,317,309
   U.S. Selected Growth Portfolio	         207,878     $  2,279,806

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
   HLM International Equity Portfolio	  14,950,392     $174,317,309
   U.S. Selected Growth Portfolio	         207,878     $  2,279,806

11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
   HLM International Equity Portfolio      301,337     $3,510,073
   U.S. Selected Growth Portfolio	         182,058     $2,213,827

12.	Calculation of registration fee:
   	(i)  Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):              $176,597,115
  	(ii)  Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):   $  5,723,900
 	(iii)  Aggregate price of shares redeemed or repurchased during fiscal year
         (if applicable):                                    $ 59,239,864
  	(iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
         applicable):                                        $0
   	(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i) plus line (ii), less
         line (iii), plus line (iv)] (if applicable):        $123,081,151
  	(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): 1/3300
 	(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  $37,297.32

13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
   Procedures (17 CFR 202.3a). /x/

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/26/96


                                 	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

By: 	    		/s/William E. Vastardis
           			William E. Vastardis
           			Secretary and Treasurer

Date: December 27, 1996